Commitments	12 Months Ended
Jun. 30, 2022
Commitments.
Commitments
32	Commitments

32.1 Capital commitments

As of 30 June 2022, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £1,185,000 (2021: £1,240,000) and to other intangible assets amounting to £1,476,000 (2021: £479,000). These amounts are not recognized as liabilities.

32.2	Non-cancellable operating leases
(i)	The group as lessor

The Group leases out its investment properties. The minimum rentals in relation to non-cancellable operating leases are receivable as follows:

	2022	2021
	£’000	£’000
Within 1 year	1,734	1,888
Later than 1 year but not later than 5 years	3,423	4,256
Later than 5 years	10,665	11,390
	15,822	17,534